Summary of Significant Accounting Policies (Detail Textuals) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jul. 01, 2014	Sep. 30, 2014	Dec. 31, 2014
Accounting Policies [Abstract]
Employee fraud resulting in gross loss		$ 421,000
Net loss recorded due to employee fraud			136,000
Net of expected insurance proceeds		$ 285,000
Percentage of special stock dividend paid to shareholders	4.00%